Significant accounting policies (Details Textual)	1 Months Ended	12 Months Ended
	Apr. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant accounting policies [Line Items]
Discount Rate For Pension Obligations		5.111% [1]	4.522%
Description of information about distribution of dividends	At an extraordinary meeting held on April 11, 2017, the Company’s Board of Directors made a recommendation for discussion at the Ordinary Shareholders’ Meeting (the Meeting), which was held on April 28, 2017, that the Company should distribute and pay dividends based on 100% of the Company’s net profit for distribution for the financial year 2016. This recommendation was accepted by the Meeting.
100 percent distribution
Significant accounting policies [Line Items]
Description of financial covenants compliance to distribute dividends		(i) 100% of the profit for 2017 if all the following financial parameters are met: (a) that the total of cash and cash equivalents and other current financial assets (“Cash”) divided by the addition of other current financial liabilities (the“Short-term Financial Liabilities”) is equal to or more than 2.5 times, and (b) the total of current liabilities and non-current liabilities (“Total Liabilities”) divided by total equity (“Equity”) is equal to or less than 1.1 times.
80 percent distribution
Significant accounting policies [Line Items]
Description of financial covenants compliance to distribute dividends		80% of profit for 2017 if all the following financial parameters are met: (a) that Cash divided by Short-term Financial Liabilities is equal to or more than 2.0 times, and (b) Total Liabilities divided by Total Equity is equal to or less than 1.2 times.
60 percent distribution
Significant accounting policies [Line Items]
Description of financial covenants compliance to distribute dividends		(iii) 60% of profit for 2017 if all the following financial parameters are met: (a) that Cash divided by Short-term Financial Liabilities is equal to or more than 1.5 times, and (b) Total Liabilities divided by Total Equity is equal to or less than 1.3 times. Should none of these parameters be met, the Company will distribute and pay as dividend 50% of the profit for 2017 to the respective shareholders.
SQM North America [Member]
Significant accounting policies [Line Items]
Discount Rate For Pension Obligations		3.75%	4.50%

[1]	The Company consolidated Comercial Agrorama Ltda. as it has the control of this company’s relevant activities.